FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	$ 357,177
Assets, at end of period	437,099	$ 357,177
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	93,813
Derecognition of call option over non-controlling interest	455
Liabilities, at end of period	99,183	93,813
Contingent Consideration | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	23,905	23,314
Fair value remeasurement	(6,700)	(6,878)
Reclassification to amortized cost	(1,778)
Derecognition of call option over non-controlling interest	0
Acquisition of business	3,029	13,199
Payments	(8,947)	(5,990)
Interests	258	260
Liabilities, at end of period	9,767	23,905
Put Option on Minority Interest | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	2,797	4,388
Fair value remeasurement	(1,611)	(1,591)
Reclassification to amortized cost	0
Derecognition of call option over non-controlling interest	0
Acquisition of business	0	0
Payments	(1,186)	0
Interests	0	0
Liabilities, at end of period	0	2,797
Call Options on Minority Interest | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	455	319
Fair value remeasurement	0	136
Acquisition of business	0	0
Payments	0	0
Interests	0	0
Assets, at end of period	0	$ 455
Reconciliation of changes in fair value measurement, liabilities [abstract]
Reclassification to amortized cost	0
Derecognition of call option over non-controlling interest	$ (455)